Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%
Valuation reserve	$ 762,000	$ 771,000
Retained earnings without deferred income taxes	42,300,000
Deferred income taxes	17,100,000
Trust Preferred Securities [Member]
Operating Loss Carryforwards [Line Items]
Gross unrealized losses pertaining to trust preferred securities	$ 142,200,000